Business combination (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of fair value of identifiable assets acquired and liabilities

Amount

Cash	$4,212,977
Accounts receivable, net	3,264,577
Notes receivables	1,299,453
Other receivables, net	140,172
Due from related parties	249,273
Prepayments	131,765
Right-of-use assets	364,175
Accounts payable	(2,714,374)
Other payables and accrued liabilities	(656,039)
Contract liabilities	(109,908)
Taxes payable	(494,392)
Lease liabilities - current	(134,463)
Lease liabilities - noncurrent	(217,569)
Net assets acquired	$5,335,647

Goodwill	$62,435,299

Purchase price for the Company	65,737,818
Fair value of non-controlling interest	2,033,128
Total purchase price	$67,770,946

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	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022

Revenue	$17,622,367	$13,426,051	$17,634,143
Net income/(loss)	1,703,675	2,699,315	(226,904)

Schedule of carrying amount of good will

Acquisition of Pure Tech

Balance as of December 31, 2024	$62,435,299
Impairment of goodwill	(54,765,074)
Effect of foreign exchange rate	4,889,153
Balance as of December 31, 2025	$12,559,378